Other financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Other Financial Assets And Liabilities
Other financial assets and liabilities

14.	Other financial assets and liabilities

		Current		Non-Current
	Notes	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Other financial assets
Restricted cash		-	-	77	117
Derivative financial instruments	20	342	111	196	20
Investments in equity securities (i)		-	-	7	6
		342	111	280	143
Other financial liabilities
Derivative financial instruments	20	90	243	186	592
Other financial liabilities - Related parties	31	400	393	-	-
Financial guarantees provided (ii)	32(b)	-	-	103	542
Liabilities related to the concession grant	14(a)	416	760	2,554	1,437
Contract liability and other advances (iii)		766	916	-	-
		1,672	2,312	2,843	2,571

(i)	Corresponding to a 3.24% non-controlling interest in Boston Electrometallurgical Company, whose objective is to promote the development of a technology focused on reducing carbon dioxide emissions in steel production.
(ii)	In July 2022, the Company signed a binding agreement with ArcelorMittal for the sale of CSP. At the closing, CSP's debt will be settled and the financial liability related to the guarantee granted will be derecognized by Vale.
(iii)	Includes advances received from customers that meets the definition of contract liability described in IFRS 15 - Revenue from Contracts with Customers and other financial advances received that meet the definition of a financial liability described in IAS 32 - Financial Instruments: Presentation.

a) Liabilities related to the concession grant

In December 2020, the Company entered into an agreement with the Federal Government to continue operating its concessions of the Estrada de Ferro Carajás (“EFC”) and Estrada de Ferro Vitória a Minas (“EFVM”) for thirty years more, extending the maturity date from 2027 to 2057.

In 2022, the Company reviewed the cash disbursement estimates for the execution of investments in infrastructure, mainly due to inflation of the costs of inputs and services, and the physical inventory review, resulting in an addition to the provision in the amount of US$849.

	December 31, 2021	Addition	Present value adjustment	Disbursements	December 31, 2022
Payment obligation	586	440	148	(220)	954
Infrastructure investment	1,611	409	160	(164)	2,016

	2,197	849	308	(384)	2,970

Current liabilities	760				416
Non-current liabilities	1,437				2,554
Liabilities	2,197				2,970

Discount rate in nominal terms - Payment obligation	11.04%				11.04%
Discount rate in nominal terms - Infrastructure investment	5.11% - 5.75%				6.08% - 6.23%

(a.i) Payment obligation

The Company will make payments for the concession grants in quarterly installments through the concession period. This commitment is updated annually by the readjustment index for monetary exchange (“IRT”), which was 6.47% for the year ended December 31, 2022 (2021: 12.34%).

In addition, the National Land Transport Agency (“ANTT”) may require, at their discretion, further investments on the concession network. Furthermore, there is a requirement for the Company to complete a minimum percentage of certain investments by 2027. In these circumstances, discussions on the economic and financial rebalancing of the contracts will be required and depending on the result of the physical inventory review and if new investments are demanded, the carrying amount of grant payable may have a material impact in the future.

(a.ii) Infrastructure investment

Midwest Integration Railroad ("FICO") - Construction of 383 km of FICO, between the municipalities of Mara Rosa, in Goiás, and Água Boa, in Mato Grosso. The construction started in 2021 and the execution period is expected to take 5 years. As at December 31, 2022, the Company has a provision in the amount of US$1,415 (2021: US$1,206).

Infrastructure program - Comprises over 450 separate projects designed to improve safety and reduce trespass where the railways pass through urban areas. The program will benefit 25 and 33 municipalities intercepted by EFC and EFVM, respectively. As at December 31, 2022, the Company has a provision in the amount of US$601 (2021: US$404).

West-East Integration Railway (“FIOL”) - Acquisition and delivery of rails and sleepers, which the Federal Government will use for construction of section II of the FIOL, which will connect the municipalities of Caetité and Barreiras, in Bahia, and other miscellaneous commitments. In 2022, ANTT issued the definitive Discharge Term regarding the rails and sleepers acquired for FIOL, as established in an amendment to the EFVM concession contract. Therefore, this obligation was settled in 2022 (2021: US$62).

The construction of FICO and the execution of the Infrastructure Program are Vale's responsibility and changes in relation to the original budgets may materially change the balance of the provision in the future.

(a.iii) Guarantee

In addition, as a condition for signing the contracts, the Company contracted a guarantee with coverage of US$180 as at December 31, 2021. These insurance contracts guarantee compensation, up to the amount established in the policy, for any losses arising from non-compliance of the contractual obligations assumed by Vale in the concession contracts.

Accounting policy

Concessions – Railway concessions liabilities consist of the following future payments discounted at present value: (i) fixed payments for the concession; (ii) amounts expected to be disbursed for constructing railways and infrastructure; (iii) cost of acquiring equipment to be made available for the granting authority; and (iv) other miscellaneous obligations and commitments that complement the early extension of the railway concessions agreement.

Grant payments are discounted using the regulatory weighted average cost of capital (“WACC”), which is the interest rate explicit in the concession agreement as determined by the ANTT, and payments related to other investment obligations are discounted at an incremental rate to reflect the time value of money, that is, a risk-free interest rate applicable to the economic environment in which the Company operates and with terms and conditions equivalent to the obligations assumed.

The amounts payable in relation to the concession granted accounted for as intangible in accordance with the accounting policy, disclosed in note 17.